Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.91%(a)
Alabama–3.38%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,633,111
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	1,275	1,460,742
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,275	1,455,374
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	2,500	2,550,775
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	273,910
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB (c)	5.00%	01/01/2042	4,995	5,921,872
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,477,149
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	2,525	1,811,359
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,700	3,806,649
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	835	961,402
				25,352,343
Alaska–0.67%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,059,463
Arizona–4.07%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,505,543
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,153,850
Series 2019 A, RB	5.00%	01/01/2038	1,000	1,146,590
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2052	1,250	1,288,300
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,628,625
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	3,070	3,741,010
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	761,513
Series 2010, RB	5.13%	05/15/2040	1,500	1,523,190
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,211,887
Series 2017, Ref. RB	5.00%	11/15/2045	905	965,454
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	230	252,259
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,195	1,217,263
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	970	972,279
Series 2009, RB	7.13%	01/01/2045	925	927,146
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	510	589,820
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,382,804
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,585	1,865,244
Series 2017 A, RB (f)	5.00%	07/01/2047	2,535	2,964,657
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,215	1,257,987
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	$ 1,000	$ 1,145,550
				30,500,971
California–15.38%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	2,550	3,033,965
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,487,012
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,250	1,069,725
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,260	679,203
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	4,156,478
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	3,029,717
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,070,612
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,870,725
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	855	950,538
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,031,650
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,280	1,554,880
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,515	1,795,139
Series 2018 A, RB (f)	5.00%	12/31/2043	2,055	2,408,090
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	680	772,147
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,415	1,537,129
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,650	1,781,224
Series 2012, RB (e)(f)	5.00%	07/01/2037	3,610	3,861,112
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	967,662
Series 2016 A, RB (e)	5.00%	12/01/2041	1,380	1,546,373
Series 2016 A, RB (e)	5.25%	12/01/2056	1,025	1,154,416
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	540	540,956
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)	5.00%	06/01/2036	5,580	5,694,278
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (g)(h)	0.00%	01/01/2023	10,750	10,361,387
Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	4,225	2,900,589
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,571,066
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,788,800
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	745	766,538
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,605	2,680,311
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (c)	5.00%	05/15/2035	1,000	1,017,500
Series 2010 B, RB	5.00%	05/15/2040	2,000	2,034,720
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	995	1,265,829
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,055	2,045,650
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	630	738,958
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	3,415	3,486,647
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,460	2,708,632
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	6,210	6,633,025
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	$ 1,165	$ 1,228,889
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	2,335	2,462,701
Series 2016 B, RB (f)	5.00%	05/01/2041	5,000	5,804,350
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,195	1,479,948
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,400	2,944,872
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,070	5,448,171
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	757,891
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,560	1,068,142
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,535,213
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	2,460	2,765,999
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	795	806,933
				115,295,792
Colorado–3.73%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026	1,260	1,511,093
Colorado (State of) Board of Governors;
Series 2012 A, RB (c)	5.00%	03/01/2038	3,000	3,260,040
Series 2012 A, RB (c)	5.00%	03/01/2041	2,650	2,879,702
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	1,005	1,124,324
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,429,853
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,705	1,836,933
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	850	1,004,292
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (h)(i)	5.63%	06/01/2023	500	576,420
Series 2017, Ref. RB (h)(i)	5.00%	06/01/2027	600	754,626
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	671,025
Series 2007 A, RB	5.30%	07/01/2037	505	505,601
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,036,268
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,100	2,154,558
Series 2010, RB	6.00%	01/15/2034	1,700	1,738,981
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	534,325
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,750	1,916,898
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	1,795	2,168,647
Series 2018 A-2, RB (g)	0.00%	08/01/2034	1,730	1,088,499
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	756,122
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	985	1,042,376
				27,990,583
Connecticut–0.66%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(f)	6.60%	07/01/2024	3,080	3,090,133
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,800	1,884,510
				4,974,643
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.36%
District of Columbia;
Series 2014 C, GO Bonds (c)	5.00%	06/01/2034	$ 3,525	$ 4,059,566
Series 2014 C, GO Bonds (c)	5.00%	06/01/2035	7,050	8,109,192
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,245	2,313,428
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)	5.00%	10/01/2044	3,080	3,522,750
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	7,178,035
				25,182,971
Florida–8.88%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	1,280	1,389,888
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
Broward (County of), FL;
Series 2013 C, RB (h)(i)	5.25%	10/01/2023	2,380	2,734,691
Series 2015 A, RB (f)	5.00%	10/01/2045	1,440	1,637,424
Series 2017, RB (c)(f)	5.00%	10/01/2047	2,645	3,094,121
Series 2019 A, RB	4.00%	10/01/2043	2,725	3,088,624
Series 2019 B, RB (f)	4.00%	09/01/2049	850	923,134
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	255	277,868
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.75%	05/15/2035	1,340	1,275,037
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,450	1,626,088
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020	50	51,381
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,478,552
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	2,475	2,608,081
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,546,450
Gramercy Farms Community Development District;
Series 2007 B, RB (d)	5.10%	12/31/2049	550	6
Series 2011, Ref. RB (j)(k)	6.75%	05/01/2039	1,685	808,800
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2049	2,250	2,487,217
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,120	2,525,810
JEA; Series 2012 Three B, RB (c)	5.00%	10/01/2039	4,600	4,894,630
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,060,184
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(h)(i)	5.00%	10/01/2022	1,000	1,102,970
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,180	1,292,076
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,360,849
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,945	4,661,767
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,336,445
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	715	737,816
Series 2010, Ref. RB	6.13%	08/01/2042	255	262,242
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(i)(l)	1.90%	11/01/2021	600	600,012
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	690	692,236
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	3,465	4,056,025
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	165	166,883
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	3,860	4,109,356
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	$ 855	$ 1,013,098
Reunion East Community Development District;
Series 2005, RB (d)	5.80%	05/01/2036	348	3
Series 2015-2, RB	6.60%	05/01/2036	325	350,327
Sterling Hill Community Development District; Series 2003 A, RB (k)(m)	6.20%	05/01/2035	1,149	724,003
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,092,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,541,667
				66,614,701
Georgia–4.05%
Atlanta (City of), GA; Series 2015, Ref. RB (c)	5.00%	11/01/2040	12,580	14,575,440
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,274,380
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	1,710	1,897,467
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)(i)	6.00%	09/01/2020	2,500	2,590,525
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	1,700	2,010,505
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,168,250
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS -NATL)(b)	6.50%	01/01/2020	410	411,636
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	940	1,009,391
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,000	1,153,820
Main Street Natural Gas, Inc.; Series 2019 C, RB (i)	4.00%	09/01/2026	2,020	2,281,873
				30,373,287
Hawaii–1.18%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	3,075	3,132,503
Series 2015 A, RB (f)	5.00%	07/01/2045	1,740	1,978,223
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (h)(i)	5.75%	07/01/2020	1,480	1,519,072
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,225,620
				8,855,418
Idaho–0.33%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	925,321
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	1,510	1,583,008
				2,508,329
Illinois–17.69%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (h)	5.60%	01/01/2023	1,370	1,371,548
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,213,664
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	488,575
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	391,972
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	2,910	3,152,345
Series 2011, COP	7.13%	05/01/2021	1,008	1,008,274
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,710	1,794,354
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	2,025	2,134,309
Series 2012, RB	5.00%	01/01/2042	2,745	2,880,274
Series 2014, RB	5.00%	11/01/2044	895	988,098
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2032	1,200	1,321,440
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,947,252
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,495,001
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017-2, Ref. RB (INS -AGM)(b)	5.00%	11/01/2038	$ 1,500	$ 1,760,970
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2032	2,770	3,075,808
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,275	1,408,301
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	865	965,539
Series 2015 D, RB	5.00%	01/01/2046	605	683,632
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	2,007,653
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,656,557
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,305	1,456,967
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	735	878,898
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	864,315
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,104,499
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,056,980
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(n)	5.25%	12/01/2036	5,760	6,112,166
Series 2014, RB	5.00%	12/01/2044	3,835	4,247,608
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2030	1,050	1,280,422
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,255	1,315,679
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,525	2,778,485
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,421,368
Series 2014, GO Bonds	5.00%	05/01/2035	1,300	1,412,450
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,247,647
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	2,005,803
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,410	1,571,389
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,235,095
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	648,360
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (h)(i)	5.00%	03/01/2022	5	5,422
Series 2012, RB	5.00%	03/01/2034	995	1,068,212
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,657,616
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	615	667,927
Series 2019 A, Ref. RB	5.00%	11/01/2040	625	668,219
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,717,955
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,568	1,465,024
Series 2016, RB	2.00%	05/15/2055	366	11,035
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,010
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,393,397
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (h)(i)	6.00%	02/15/2020	2,455	2,478,666
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	3,565	3,746,138
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,107,922
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	2,800	2,134,860
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (h)(i)	5.50%	06/15/2020	820	838,950
Series 2010, RB	5.50%	06/15/2050	2,555	2,588,624
Series 2015 A, RB	5.50%	06/15/2053	1,800	2,003,022
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	$ 1,235	$ 1,390,400
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,125	1,264,478
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,230,028
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,436,902
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,418,226
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	1,800	1,861,182
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	5,475	5,825,181
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	1,175	1,591,396
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,813,474
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,275	4,862,513
				132,631,476
Indiana–3.25%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,505	3,743,235
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	548,580
Series 2013 A, RB (f)	5.00%	07/01/2048	715	774,803
Series 2013, RB (f)	5.00%	07/01/2040	3,960	4,316,558
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,907,235
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,798,992
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023	1,500	1,717,785
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,468,328
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,639,009
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,738,650
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(i)	5.00%	06/05/2026	1,420	1,684,006
				24,337,181
Iowa–1.19%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027	1,110	1,155,688
Series 2013, Ref. RB (i)	5.25%	12/01/2037	1,290	1,396,606
Series 2019, Ref. RB	3.13%	12/01/2022	595	602,723
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	855	960,336
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	1,750	1,750,297
Series 2005 C, RB	5.63%	06/01/2046	1,395	1,395,237
Series 2005 E, RB (g)	0.00%	06/01/2046	12,920	1,688,515
				8,949,402
Kansas–1.09%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009, RB (c)(h)	5.75%	11/15/2038	3,800	3,800,000
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,598,296
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,771,661
				8,169,957
Kentucky–2.49%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(l)	2.50%	02/01/2025	720	733,493
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047	$ 1,140	$ 1,237,538
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,365	1,498,811
Series 2015 A, RB	5.00%	01/01/2045	1,005	1,098,917
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,495,678
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,165,358
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.00%	06/01/2020	1,000	1,023,840
Series 2010 A, RB (h)(i)	6.38%	06/01/2020	1,850	1,897,527
Series 2010 A, RB (h)(i)	6.50%	06/01/2020	3,400	3,489,250
Kentucky (State of) Municipal Power Agency (Prarie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,063,050
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (i)	4.00%	06/01/2025	1,520	1,684,388
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,125,040
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,130,240
				18,643,130
Louisiana–1.36%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	1,000	1,130,850
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB (e)	3.90%	11/01/2044	1,000	1,007,150
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,327,343
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043	455	542,910
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (i)	4.00%	06/01/2022	1,000	1,054,290
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	885	904,550
Series 2013 A, Ref. RB	5.25%	05/15/2031	885	927,560
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,808,637
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,521,776
				10,225,066
Maryland–0.90%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	400	447,296
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	915,950
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,816,846
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020	1,565	1,600,463
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020	1,110	1,133,110
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	829,275
				6,742,940
Massachusetts–3.61%
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,803,314
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,233,280
Massachusetts (State of) Department of Transportation; Series 2010 B, RB	5.00%	01/01/2032	6,000	6,018,120
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	1,455	1,459,394
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	$ 750	$ 808,792
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	185	185,568
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	2,973,541
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,871,482
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)(i)	7.25%	01/01/2021	1,225	1,305,066
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	1,010	1,254,087
Series 2019 C, RB (f)	5.00%	07/01/2044	1,625	1,975,789
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. RB (c)	5.00%	08/01/2031	3,000	3,190,980
				27,079,413
Michigan–5.04%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	755,271
Detroit Downtown Development Authority;
Series 2018 A, RB (INS -AGM)(b)(c)(n)	5.00%	07/01/2038	1,000	1,112,710
Series 2018 A, Ref. RB (INS -AGM)(b)(c)(n)	5.00%	07/01/2043	1,150	1,276,454
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,248,238
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,449,102
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,179,529
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	1,946,823
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,013,183
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,275	1,369,057
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2030	2,785	3,213,249
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	728,493
Series 2014 D-1, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	1,250	1,421,887
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	739,053
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,508,202
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,330	2,603,985
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,980	4,672,440
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	12/31/2032	750	923,835
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,365	3,383,339
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,057,150
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (f)	5.00%	12/01/2042	1,000	1,180,060
				37,782,060
Minnesota–0.32%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	325,184
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	527,345
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,537,563
				2,390,092
Mississippi–1.34%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,507,990
Mississippi Business Finance Corp. (Chevron USA, Inc.); Series 2010 K, VRD RB (o)	0.95%	11/01/2035	4,900	4,900,000
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,380	1,606,637
				10,014,627
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.52%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	$ 2,290	$ 2,449,704
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (f)	5.00%	03/01/2044	1,025	1,225,869
Series 2019 B, RB (f)	5.00%	03/01/2046	1,705	2,033,298
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	578,854
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.38%	02/01/2035	1,200	1,207,836
Series 2014 A, RB	5.00%	02/01/2044	1,000	1,085,830
Series 2019 A, RB	5.00%	02/01/2034	335	380,647
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,407,372
				11,369,410
Nebraska–1.06%
Central Plains Energy Project (No. 3);
Series 2012, RB (p)	5.00%	09/01/2032	1,500	1,624,995
Series 2012, RB (p)	5.25%	09/01/2037	1,500	1,634,970
Series 2012, RB (p)	5.00%	09/01/2042	2,750	2,980,698
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,668,045
				7,908,708
New Jersey–5.29%
Garden State Preservation Trust; Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	940	1,177,510
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	7,980	8,302,552
Series 2005 N-1, Ref. RB (INS -NATL)(b)(c)(n)	5.50%	09/01/2022	3,855	4,258,156
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,475	2,533,855
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(l)	2.70%	03/01/2028	500	501,865
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.13%	01/01/2034	1,250	1,403,237
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,118,610
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,135	1,317,769
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 A, RB	5.50%	06/15/2041	3,990	4,184,233
Series 2011 B, RB	5.50%	06/15/2031	1,080	1,138,806
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,768,824
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	578,975
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,482,289
Series 2018 A, Ref. RN (c)(n)	5.00%	06/15/2029	1,625	1,901,900
Series 2018 A, Ref. RN (c)(n)	5.00%	06/15/2030	555	646,603
Series 2018 A, Ref. RN (c)(n)	5.00%	06/15/2031	1,020	1,184,812
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,216,798
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (h)(i)	5.00%	07/01/2022	900	989,442
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	910	978,032
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,565	2,976,016
				39,660,284
New Mexico–0.43%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,193,781
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–18.52%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)(i)	6.25%	01/15/2020	$ 2,070	$ 2,082,565
Series 2009, RB (h)(i)	6.38%	01/15/2020	860	865,341
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,775,527
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	3,380	3,724,692
Metropolitan Transportation Authority; Series 2010 D, RB (h)(i)	5.25%	11/15/2020	7,500	7,804,950
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,360	4,197,144
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(b)(f)	5.75%	12/01/2025	3,000	3,114,540
Series 2010 8, RB	6.00%	12/01/2036	3,000	3,144,870
New York & New Jersey (States of), NY Port Authority (JFK International Air Terminal LLC); Series 1997 6, RB (INS -NATL)(b)(f)	5.75%	12/01/2022	1,900	1,985,120
New York (City of), NY; Series 2019 B-1, GO Bonds	4.00%	10/01/2039	630	720,367
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (c)	5.00%	06/15/2045	9,285	10,047,763
Subseries 2012 A-1, VRD RB (o)	0.98%	06/15/2044	7,900	7,900,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,784,350
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,578,318
Subseries 2013, RB (c)	5.00%	11/01/2038	10,155	11,447,833
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	2,850	3,247,176
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,892,601
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS -AGC)(b)	5.00%	10/01/2024	225	225,626
Series 2018 E, RB (c)	5.00%	03/15/2045	5,850	7,120,562
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	720,870
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	853,349
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	3,390	3,553,398
Series 2013 A, RB	5.00%	02/15/2037	2,900	3,206,791
Series 2014 C, RB (c)	5.00%	03/15/2040	5,655	6,422,440
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,592,711
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS -NATL)(b)	5.75%	07/01/2027	1,000	1,200,560
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(l)	1.68%	06/01/2020	595	595,071
New York (State of) Thruway Authority;
Series 2011 A-1, RB (c)	5.00%	04/01/2029	5,670	5,958,830
Series 2019 B, RB	4.00%	01/01/2045	1,360	1,522,003
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	2,910	3,330,756
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	5,450	6,021,759
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,725	1,803,177
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	3,425	4,104,931
Series 2018, RB (f)	4.00%	01/01/2036	1,535	1,670,617
Series 2018, RB (f)	5.00%	01/01/2036	1,680	1,985,256
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,810	1,999,109
Series 2016 A, RB (f)	5.25%	01/01/2050	3,310	3,684,659
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,820,635
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (h)	6.13%	01/01/2021	320	325,923
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	$ 2,830	$ 2,808,747
				138,840,937
North Carolina–2.08%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	724,416
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,800	11,369,764
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,180	3,518,797
				15,612,977
North Dakota–0.77%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,016,480
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,503,179
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,216,683
				5,736,342
Ohio–6.69%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,149,296
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,233,534
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,863,566
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,705,891
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	626,914
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	260	260,450
Series 2007 A-2, RB	5.88%	06/01/2047	7,830	7,870,324
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,150	1,212,870
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	2,009,153
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (c)	5.00%	11/15/2036	3,685	3,918,150
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,555	1,743,917
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,275	1,864,904
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,806,563
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	2,932,121
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021	1,200	1,289,856
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,975,922
Lucas (County of), OH (ProMedica Healthcare); Series 2011 A, RB (h)(i)	6.50%	11/15/2021	3,500	3,857,140
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,540	1,714,682
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,066,850
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	825	937,481
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(i)	2.60%	10/01/2029	1,000	1,003,130
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	600	647,376
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (h)(i)	5.75%	05/15/2020	385	392,854
Series 2010, RB	5.75%	11/15/2035	2,005	2,043,436
				50,126,380
Oklahoma–1.65%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042	2,780	3,311,786
Series 2017, RB (c)	5.00%	07/01/2047	3,265	3,862,854
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,225	2,646,838
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	$ 1,990	$ 1,129,325
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,409,259
				12,360,062
Oregon–0.18%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044	1,125	1,359,315
Pennsylvania–4.13%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (h)(i)	5.50%	03/01/2021	1,500	1,579,980
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,121,170
Delaware River Port Authority; Series 2010 D, RB (h)(i)	5.00%	01/01/2020	2,950	2,959,027
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (h)(i)	5.38%	07/01/2020	2,900	2,970,499
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	851,895
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037	1,010	1,057,642
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,472,467
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,458,372
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	3,450	3,607,527
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	2,100	2,200,842
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039	1,000	999,460
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,848,968
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,331,010
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	2,985	3,477,495
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	863,008
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	994,542
				30,965,454
Puerto Rico–2.58%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,587,392
Series 2002, RB	5.63%	05/15/2043	1,520	1,546,904
Series 2005 A, RB (g)	0.00%	05/15/2050	6,050	863,335
Puerto Rico (Commonwealth of); Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	500	507,800
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	750	805,328
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	660	708,206
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	785	843,169
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,225	1,381,457
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	1,100	1,238,226
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,065	2,124,080
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	$ 455	$ 362,489
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,525	1,129,674
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,165	1,375,295
Series 2018 A-1, RB	4.50%	07/01/2034	755	807,027
Series 2018 A-1, RB	4.75%	07/01/2053	510	527,774
Series 2019 A-2, RB	4.33%	07/01/2040	1,535	1,559,928
				19,368,084
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	805	904,643
South Carolina–1.71%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,060,690
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023	1,600	1,828,304
South Carolina (State of) Ports Authority; Series 2015, RB (f)(h)(i)	5.25%	07/01/2025	3,285	3,961,283
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,366,182
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	4,584,375
				12,800,834
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,858,603
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,673,697
				3,532,300
Tennessee–0.76%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,770	2,111,345
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,920,021
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,669,907
				5,701,273
Texas–18.32%
Austin (City of), TX;
Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,922,900
Series 2019 B, RB (f)	5.00%	11/15/2044	1,260	1,533,080
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,908,086
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,639,104
Series 2013 A, RB (f)	5.00%	11/01/2030	1,700	1,861,602
Series 2014 A, Ref. RB (f)	5.25%	11/01/2026	1,000	1,140,930
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (o)	0.85%	11/01/2041	4,500	4,500,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (h)(i)	5.00%	12/01/2019	1,550	1,550,000
Houston (City of), TX;
Series 2011 D, RB (c)	5.00%	11/15/2031	1,215	1,306,903
Series 2011 D, RB (c)	5.00%	11/15/2033	3,120	3,355,997
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	865	883,174
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,275	2,470,240
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,360	1,471,955
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	$ 5	$ 5,454
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,593,389
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,204,895
Series 2018, Ref. RB	5.00%	05/15/2043	2,005	2,418,110
Series 2019, Ref. RB	5.00%	05/15/2040	1,200	1,432,776
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,135,298
Series 2018, Ref. RB	5.00%	10/01/2031	600	670,572
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	956,090
Series 2017 B, RB	5.00%	07/01/2052	595	512,521
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,250	1,297,450
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	2,055	2,270,611
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,135	1,229,160
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(j)	6.20%	01/01/2042	1,000	1,216,990
Series 2011 A, RB (c)	5.50%	09/01/2036	4,365	4,690,323
Series 2015 B, Ref. RB (c)(n)	5.00%	01/01/2040	10,095	11,075,628
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,695	3,013,253
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB (h)(i)	5.00%	10/01/2020	1,250	1,289,938
Tarrant (County of), TX Regional Water District;
Series 2012, Ref. RB	5.00%	03/01/2037	5,000	5,411,650
Series 2012, Ref. RB	5.00%	03/01/2042	6,050	6,523,473
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,530	4,107,579
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,520	2,747,178
Series 2016, Ref. RB	5.00%	05/15/2045	1,690	1,822,564
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011, VRD RB (LOC - Td Bank N.A.)(o)(q)	0.92%	11/15/2050	3,500	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	12/31/2049	1,000	700,000
Series 2007, RB (d)	5.75%	12/31/2049	825	577,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	515	515,819
Series 2017A, RB	6.38%	02/15/2048	1,985	2,199,995
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,069,348
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,027,750
Series 2019, RB (g)	0.00%	08/01/2042	2,290	879,131
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,780	4,081,984
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,555	1,856,528
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,210	602,846
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,445	6,157,424
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,420	1,614,256
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,075	5,906,285
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	$ 1,500	$ 1,636,710
Series 2012, RB	5.00%	12/15/2028	1,410	1,535,109
Series 2012, RB	5.00%	12/15/2029	1,325	1,439,718
Series 2012, RB	5.00%	12/15/2031	4,860	5,266,296
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,170	1,302,514
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	2,000	2,008,960
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,500	1,755,015
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	577,506
				137,379,567
Utah–3.35%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	2,770	3,231,177
Series 2018 A, RB (f)	5.00%	07/01/2048	1,245	1,473,495
Series 2018 A, RB (f)	5.25%	07/01/2048	1,650	1,991,401
University of Utah; Series 2013 A, RB (c)	5.00%	08/01/2043	14,235	16,221,637
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,070	2,201,114
				25,118,824
Virgin Islands–0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	679,273
Series 2010 A, RB	5.00%	10/01/2029	2,100	2,109,198
				2,788,471
Virginia–2.19%
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,493,138
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	2,405	2,558,175
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	820	906,141
Series 2012, RB (f)	5.50%	01/01/2042	3,650	3,965,506
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	3,390	3,616,655
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	3,425	3,900,938
				16,440,553
Washington–5.54%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB (f)	5.50%	07/01/2025	1,080	1,148,418
Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	1,175	1,249,049
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.00%	01/01/2032	1,400	1,596,266
Seattle (Port of), WA; Series 2019, RB (f)	5.00%	04/01/2044	1,505	1,803,487
Washington (State of); Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	1,910	2,339,234
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, GO Bonds (c)	5.00%	06/01/2032	2,000	2,116,220
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds (c)	5.00%	06/01/2041	13,370	14,146,931
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,439,079
Series 2018, RB (c)	5.00%	07/01/2048	4,275	5,110,421
Series 2018, RB	5.00%	07/01/2048	855	1,007,600
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (e)	11.55%	08/01/2044	1,235	1,895,367
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	$ 3,495	$ 3,646,788
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,525	1,636,965
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,425,635
				41,561,460
West Virginia–0.19%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	720	421,200
Series 2008, RB (d)	6.25%	10/01/2023	1,695	991,575
				1,412,775
Wisconsin–2.67%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	640	762,426
Series 2017, RB (e)	6.75%	12/01/2042	2,190	2,590,398
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	6,060	6,927,368
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	630	646,682
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (h)	5.50%	12/15/2020	2,000	2,090,800
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	700	702,177
Series 2007 B, RB (f)	5.75%	11/01/2037	625	626,931
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	665	692,338
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	2,001,196
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,995,997
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	1,003,143
				20,039,456
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(c)	5.00%	01/01/2047	2,250	2,621,408
TOTAL INVESTMENTS IN SECURITIES(r)–164.91% (Cost $1,165,057,655)					1,236,477,143
FLOATING RATE NOTE OBLIGATIONS–(28.17)%
Notes with interest and fee rates ranging from 1.58% to 2.02% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(211,240,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.45)%					(273,291,002)
OTHER ASSETS LESS LIABILITIES–(0.29)%					(2,172,692)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$749,773,449
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $4,501,643, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $37,977,928, which represented 5.07% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,378,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(p)	Security subject to crossover refunding.
(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $323,211,923 are held by TOB Trusts and serve as collateral for the $211,240,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,234,944,340	$1,532,803	$1,236,477,143
Total Investments	$—	$1,234,944,340	$1,532,803	$1,236,477,143
Invesco Trust for Investment Grade Municipals